Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	As of March 31,	As of March 31,
	2023	2024
	RMB	RMB

Cost:
Warehouse equipment	2,879	1,945
Furniture, computer and office equipment	7,082	5,395
Vehicles	4,740	4,740
Leasehold improvement	10,501	10,793
Software	3,009	3,012
Total cost	28,211	25,885
Less: Accumulated depreciation	(22,719)	(22,782)
Property and equipment, net	5,492	3,103